Warrant Liability - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended
	May 11, 2023	May 13, 2021	Sep. 30, 2023	Dec. 31, 2022
Number of shares issued (in shares)		20,809,850
Price per share (in dollars per share)		$ 0.0001
Private placement purchase price per share (in dollars per share)		$ 14.41625
Aggregate exercise price of warrants		$ 300,000
Aggregate exercise price of warrant	$ 200,000
Fair value loss of warrant liability			$ 85,750
Ordinary Shares
Number of shares issued (in shares)	10,000,000
Price per share (in dollars per share)			$ 0.0001	$ 0.0001
Warrant
Number of shares issued (in shares)		10,000,000
Private placement purchase price per share (in dollars per share)		$ 20.00